Credit Lines (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Oct. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Bank guarantees	$ 45,886	$ 26,686	$ 122,886	$ 28,737
Decrease in bank gaurantees per terms of amended Credit Facility	$ 11,914
Line of credit outstanding amount		77,000
Line of credit utilized		$ 32,600
Expiration date	Jun. 30, 2024
Minimum [Member]
Debt Instrument [Line Items]
Credit lines carried interest rate		7.80%
Borrowing capacity under the credit agreement	$ 9,800		5,000
Maximum [Member]
Debt Instrument [Line Items]
Credit lines carried interest rate		8.10%
Borrowing capacity under the credit agreement	$ 72,000		$ 77,000